FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Disclosure of credit risk exposure

	December 31,	December 31,
	2020	2019
0 to 30 days	$1,343	$4,121
31 to 60 days	400	389
61 to 90 days	142	150
over 90 days	126	(55)
	$2,011	$4,605

Disclosure of detailed information about foreign currency risk

	Canadian		Australian		Peruvian
	dollars	Brazilian	dollars	Mexican	soles
Change in net income arising from:	("CAD")	real	("AUD")	pesos	("PEN")
10% appreciation of the USD against the currency	$68	$1,255	$(78)	$(150)	$287
10% depreciation of the USD against the currency	$(80)	$(1,222)	$78	$157	$(287)

Disclosure of detailed information about commodity price risk

	10% change	10% change	10% change	10% change
	in gold	in silver	in lead	in zinc
Change in net income	$549	$991	$69	$153